Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	733.0	578.0
Pension benefit liability	845	1,515
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities
Pension benefit liability	845	1,515
Post-retirement and post-employment benefit liability
Unfunded status	845	1,515
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	43.0	43.0
Pension benefit liability
Post-retirement and post-employment benefit liability	1,488	1,416
Unfunded status	1,531	1,459